HYO-Q1

Quarterly Report
April 30, 2026
MFS®  Global High Yield Fund

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 32.0%
Aerospace & Defense – 0.5%
Czechoslovak Group A.S., 5.25%, 1/10/2031 (n)	EUR	638,000	$771,238
Czechoslovak Group A.S., 5.25%, 1/10/2031		100,000	120,884
			$892,122
Auto & Auto Components – 0.7%
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	$117,280
Forvia SE, 5.5%, 6/15/2031		534,000	637,316
Mahle GmbH, 6.5%, 5/02/2031		356,000	433,089
			$1,187,685
Business Services – 0.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	570,000	$704,606
Worldline S.A., 5.5%, 6/10/2030		500,000	515,354
			$1,219,960
Cable TV – 0.6%
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	545,000	$646,101
Ziggo B.V., 2.875%, 1/15/2030 (n)		260,000	288,042
Ziggo B.V., 2.875%, 1/15/2030		100,000	110,785
			$1,044,928
Chemicals – 1.4%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030 (n)	EUR	504,000	$595,025
FIS Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)		425,000	493,809
Maxam Prill S.à r.l., 6%, 7/15/2030		353,000	418,383
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$1,019,000	960,578
			$2,467,795
Conglomerates – 0.3%
SCC Power PLC, 8%, 12/31/2028 (n)		$850,966	$508,452
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	115,235
			$623,687
Consumer Products – 0.6%
Dometic Group AB, 5%, 9/11/2030	EUR	512,000	$592,131
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)		326,400	402,055
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	147,814
			$1,142,000
Consumer Services – 1.1%
Aegis Lux 1A S.à r.l., 5.625%, 10/29/2031 (n)(p)	EUR	421,000	$495,250
Amber Finco PLC, 6.625%, 7/15/2029 (n)		250,000	303,380
Amber Finco PLC, 6.625%, 7/15/2029		437,000	530,307
Verisure Midholding AB, 5.25%, 2/15/2029		591,000	694,403
			$2,023,340
Containers – 0.3%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$640,000	$617,664
Diversified Financial Services – 1.6%
Heimstaden AB, 6.75%, 1/15/2174	EUR	200,000	$236,880
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$354,000	361,576
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	681,779	726,953
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		$750,000	760,765
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	696,420

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		$200,000	$201,433
			$2,984,027
Emerging Market Quasi-Sovereign – 2.7%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	970,000	$1,098,849
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	776,392
Petroleos Mexicanos, 6.84%, 1/23/2030		289,000	294,177
Petroleos Mexicanos, 10%, 2/07/2033		460,000	539,040
Petroleos Mexicanos, 6.5%, 6/02/2041		1,063,000	935,189
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	585,319
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		697,000	697,903
			$4,926,869
Energy - Independent – 1.0%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$671,000	$690,521
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		589,000	597,246
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	478,298
			$1,766,065
Entertainment & Leisure – 0.4%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	560,000	$794,489
Food & Beverages – 1.3%
Arcor S.A.I.C., 7.6%, 7/31/2033 (n)		$726,000	$747,780
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		716,000	707,846
Grupo Nutresa S.A., 8%, 5/12/2030 (n)		896,000	945,065
			$2,400,691
Industrial – 0.4%
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	310,000	$377,985
Multiversity S.p.A., 7.125%, 5/17/2031		250,000	304,826
			$682,811
Insurance - Property & Casualty – 0.2%
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	363,000	$426,524
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$621,264
Media – 0.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	300,000	$349,398
Medical & Health Technology & Services – 0.7%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$480,165
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031		100,000	123,754
Gruppo San Donato S.p.A., 6.5%, 10/31/2031 (n)		343,000	402,059
Gruppo San Donato S.p.A., 6.5%, 10/31/2031		150,000	175,827
			$1,181,805
Metals & Mining – 2.6%
Artemis Gold, Inc., 5.625%, 2/15/2031 (n)	CAD	725,000	$537,072
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	112,000
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		415,000	422,338
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		525,000	538,219
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		342,000	341,276
Endeavour Mining PLC, 7%, 5/28/2030 (n)		591,000	604,892
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		835,000	877,368
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		359,667	199,233

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Samarco Mineracao S.A., 4%(4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		$1,116,213	$1,119,858
			$4,752,256
Network & Telecom – 1.2%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$331,235
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		224,000	268,089
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	186,184
Iliad S.A., 5.625%, 2/15/2030		300,000	370,457
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		735,000	866,647
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		100,000	117,911
			$2,140,523
Non-Global Systemically Important Banks – 0.8%
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$356,000	$385,434
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		529,000	537,200
Ipoteka-Bank Akib, 6.45%, 10/09/2030		500,000	501,776
			$1,424,410
Oil Services – 0.3%
Forsea Holding S.A., 7.5%, 6/15/2030 (n)		$450,000	$446,073
Pharmaceuticals & Biotechnology – 1.2%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$452,157
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032 (n)	EUR	441,000	517,540
Grifols S.A., 7.125%, 5/01/2030		394,000	480,036
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		596,000	720,776
			$2,170,509
Pollution Control – 0.6%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)		$385,000	$56,787
Biffa Group Holdings Ltd., 5.25%, 6/15/2031 (n)	EUR	499,000	578,470
Itelyum Regeneration S.p.A, 5.75%, 4/15/2030		432,000	510,909
			$1,146,166
Real Estate - Storage & Office – 0.3%
Alexandrite Monnet UK HoldCo PLC, 6.875%, 5/31/2031 (n)	EUR	414,000	$486,508
Refining – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$690,500	$645,695
Restaurants – 0.4%
Punch Finance PLC, 7.875%, 12/30/2030 (n)	GBP	383,000	$528,490
Punch Finance PLC, 7.875%, 12/30/2030		100,000	137,987
			$666,477
Retail & E-commerce – 1.2%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032 (n)	EUR	189,000	$220,730
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029	GBP	100,000	140,124
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)		350,000	490,435
Cesar S.p.A, 6.5%, 9/30/2031 (n)	EUR	450,000	533,728
Cesar S.p.A., 6.5%, 9/30/2031		200,000	237,212
Fressnapf Holding SE, 5.25%, 10/31/2031		500,000	582,328
			$2,204,557
Semiconductor & Electronic Components – 0.4%
MKS, Inc., 4.25%, 2/15/2034 (n)	EUR	618,000	$699,983

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.6%
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031 (n)	EUR	431,000	$522,177
FR Bondco S.A.S., 6.875%, 10/31/2032		449,000	527,874
			$1,050,051
Telecommunications - Wireless – 2.6%
Altice France S.A., 5.5%, 10/15/2031	EUR	384,017	$442,741
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)		$754,000	765,555
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		785,000	782,738
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	448,000	537,611
PLT VII Finance S.à r.l., 6%, 6/15/2031		100,000	120,003
SoftBank Group Corp., 5.875%, 7/10/2031		100,000	115,259
SoftBank Group Corp., 5.75%, 7/08/2032		450,000	507,703
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	383,293
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	752,000	878,091
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		112,500	137,195
			$4,670,189
Transportation & Logistics – 0.8%
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	$578,392
Edge Finco PLC, 8.125%, 8/15/2031		100,000	139,708
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)		$735,000	744,922
			$1,463,022
Travel, Gaming, & Lodging – 0.8%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	370,000	$493,399
Allwyn Entertainment Financing (UK) PLC, 4.125%, 2/15/2031	EUR	598,000	680,687
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$294,000	291,807
			$1,465,893
Utilities – 2.2%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$706,504
Energuate Trust, 6.35%, 9/15/2035 (n)		601,000	602,220
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		544,039	536,787
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		466,650	473,904
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		329,000	316,384
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		574,000	638,460
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	386,603
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	411,280
			$4,072,142
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$710,000	$515,637
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)		611,000	595,151
			$1,110,788
Total Bonds			$57,968,366
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		24,457	$5,757
Mutual Funds (h) – 67.5%
Bond Funds – 65.7%
MFS High Yield Pooled Portfolio (v)		14,249,518	$119,268,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – continued
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 3.7% (v)	3,209,623	$3,209,944
Total Mutual Funds		$122,478,409

Other Assets, Less Liabilities – 0.5%		932,346
Net Assets – 100.0%		$181,384,878

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $122,478,409 and
$57,974,123, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,609,884, representing 20.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-1/31/2022	$357,304	$199,233
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	2,189,949	USD	2,548,990	State Street Corp.	7/17/2026	$29,935
GBP	400,130	USD	529,563	State Street Corp.	7/17/2026	14,779
USD	28,855,239	EUR	24,360,691	State Street Corp.	7/17/2026	167,629
						$212,343
Liability Derivatives
EUR	448,224	USD	530,454	UBS AG	7/17/2026	$(2,617)
USD	1,157,835	CAD	1,588,128	Merrill Lynch International	7/17/2026	(15,079)
USD	486,384	EUR	414,937	UBS AG	7/17/2026	(2,255)
USD	2,055,544	GBP	1,516,256	Barclays Bank PLC	7/17/2026	(7,186)
USD	2,622,379	GBP	1,933,373	Merrill Lynch International	7/17/2026	(7,803)
						$(34,940)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,757	$—	$—	$5,757
Non - U.S. Sovereign Debt	—	5,548,133	—	5,548,133
U.S. Corporate Bonds	—	1,037,993	—	1,037,993
Foreign Bonds	—	51,382,240	—	51,382,240
Investment Companies	122,478,409	—	—	122,478,409
Total	$122,484,166	$57,968,366	$—	$180,452,532
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$212,343	$—	$212,343
Forward Foreign Currency Exchange Contracts – Liabilities	—	(34,940)	—	(34,940)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled
Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$136,159,264	$4,746,422	$19,774,457	$(386,682)	$(1,476,082)	$119,268,465
MFS Institutional Money Market Portfolio	5,555,924	10,751,732	13,097,280	(309)	(123)	3,209,944
	$141,715,188	$15,498,154	$32,871,737	$(386,991)	$(1,476,205)	$122,478,409

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,300,149	$—
MFS Institutional Money Market Portfolio	34,531	—
	$2,334,680	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2026, are as follows:
United States	60.5%
United Kingdom	4.4%
Canada	4.0%
France	2.7%
Italy	2.4%
Luxembourg	2.1%
Mexico	1.9%
Brazil	1.7%
Colombia	1.3%
Other Countries	19.0%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.